OPPENHEIMER STRATEGIC INCOME & GROWTH FUND
Annual Report September 30, 1995

[PHOTO]

"We want our money to WORK hard, but we're concerned about risk."

(LOGO) OPPENHEIMERFUNDS-c-

This Fund is for people who want HIGH INCOME with the potential for growth from an investment that's strategically designed to lower risk.

NEWS

-------------------
STANDARDIZED YIELDS
-------------------

For the 30 Days Ended 9/30/95:(3)

Class A
-------------------
5.45%
-------------------
Class B
-------------------
4.96%
-------------------
BEAT THE AVERAGE
----------------
Cumulative Total Return for the 1-year Period Ended 9/30/95:

Oppenheimer Strategic Income & Growth Fund
Class A (at NAV)(1)
------------------
16.09%
------------------
Lipper General Bond Funds
Average(4)
------------------
11.65%
------------------------
HOW YOUR FUND IS MANAGED
------------------------
Oppenheimer Strategic Income & Growth Fund seeks its objectives by strategically allocating assets among four sectors: U.S. government issues, foreign fixed income securities, higher-yielding, lower-rated corporate bonds, and domestic stocks. Strategic investing gives the Fund's managers the flexibility to shift assets among three fixed income sectors to capitalize on world wide investment opportunities to seek high income. Investing in stocks can help the Fund seek its growth objective. Combining strategically managed fixed income investments with stock investments may reduce the risk of concentrating investments in any one sector, such as high yield bonds, which are subject to greater risk that the issuer will default in principal or interest payments. And the ability to move assets quickly and decisively among a wide variety of investments and global financial markets is crucial to good performance and reduced risk.

-----------
PERFORMANCE
-----------
Total returns at net asset value for the 12 months ended 9/30/95 for Class A and B shares were 16.09% and 15.26%, respectively.(1)
     Your Fund's average annual total returns at maximum offering price for Class A shares for the 1-year periods ended 9/30/95 and since inception of the Class on 6/1/92 were 10.58% and 6.21%, respectively. For Class B shares, average annual total returns for the 1-year period ended 9/30/95 and since inception of the Class on 11/30/92 were 10.25% and 5.89%, respectively.(2)

-------
OUTLOOK
-------
"In this environment, where we don't see any particular market as being extremely undervalued, we'll remain focused on our goals of capturing growth and income while remaining diversified for reduced risk."
                                       Bob Doll, David Negri, and Art Steinmetz
                                                             Portfolio Managers
                                                             September 30, 1995

All figures assume reinvestment of dividends and capital gains distributions. Past performance is not indicative of future results. Investment return and principal value on an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
1. Based on the change in net asset value per share from 9/30/94 to 9/30/95, without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.
2. Class A returns show results of hypothetical investments on 9/30/94, 6/1/92 (inception of class), after deducting the current maximum initial sales charge of 4.75%. Class B returns show results of hypothetical investments on 9/30/94 and 11/30/92 (inception of class), and the deduction of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Certain Class C performance is not yet available because Class C shares were first publicly offered on 10/1/95. An explanation of the different total returns is in the Fund's prospectus.
3. Standardized yield is not investment income calculated on a yield-to-maturity basis for the 30-day period ended 9/30/95, divided by the maximum offering price for Class A shares at the end of the period, compounded semiannually and then annualized. Falling net asset values will tend to artificially raise yields.
4. Source: Lipper Analytical Services, 9/30/95, an independent mutual fund monitoring service. The Lipper total return average for the 1-year period was for 60 general bond funds. The average is shown for comparative purposes only. Oppenheimer Strategic Income & Growth Fund is characterized by Lipper as a general bond fund. Lipper performance does not take sales charges into consideration.

2  Oppenheimer Strategic Income & Growth Fund

[PHOTO]

James C. Swain
Chairman
Oppenheimer Strategic
Income & Growth Fund

[PHOTO]

Jon S. Fossel
President
Oppenheimer Strategic
Income & Growth Fund

DEAR OPPENHEIMERFUNDS SHAREHOLDER,

Although the U.S. stock market has received much of the media attention this year, the bond market has also turned in an excellent performance thus far in 1995. The driving force: steadily falling long-term interest rates along with an expectation that inflation would remain low.
     As you may know, inflation erodes the purchasing power of future income because bonds pay a fixed rate of income over a fixed time period. Therefore, as a result of low inflation expectations and slower, more stable economic growth, investors had a greater demand for bonds and, as such, prices rose and yields fell.
     Unlike short-term interest rates, which are affected primarily by the actions of the Federal Reserve Board, long-term interest rates are driven by investor expectations. So even though long-term interest rates were falling, short-term interest rates were not generally declining until July 6, when the Fed cut short-term rates for the first time in three years in an attempt to stimulate the weakening U.S. economy in the second quarter. Back in 1994, the surging economy caused the Fed to increase interest rates seven times prior to its July 6 rate cut--and those rate hikes were primarily responsible for the poor performance of the U.S. bond market last year. But investors who remained patient and stayed the course have been rewarded in 1995.
     And, although the economy has shown a variety of mixed signals recently, we believe the Federal Reserve will not return to a tightening policy any time in the near future. Indeed, the Fed appears to have successfully engineered a "soft landing" for the U.S. economy, one in which growth is moderate and inflation almost nonexistent.
     This two-year period is an excellent example of why investors need to maintain their objectivity and perspective. Like all markets, there will be volatility in bonds from year to year but, over time, the fixed income markets should tend to provide strong current income relative to inflation, and capital appreciation and depreciation typically offset each other. As a result of the Fed's change in policy, we believe we're now in a period in which capital gains and losses will again take a back seat to income as the main driver behind bond investing.
     At the same time, U.S. dollar has strengthened against major overseas currencies as both Japan and Germany continue to reduce interest rates to stimulate their economies--actions which make the U.S. bond market relatively more attractive to foreign investors. So as a result of international market forces, a moderate U.S. economic environment, and the Fed's anti-inflationary goal, we expect interest rates to remain relatively stable.
     Your portfolio manager discusses the outlook for your Fund on the following pages. Thank you for your confidence in OppenheimerFunds, and we look forward to helping you reach your investment goals in the future.


/S/James C. Swain                                      /S/Jon S. Fossel
   James C. Swain                                         Jon S. Fossel


October 23, 1995


3  Oppenheimer Strategic Income & Growth Fund

BOB DOLL, DAVID NEGRI,
AND ART STEINMETZ
Portfolio Managers

Q & A

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW HAS STRATEGIC INCOME & GROWTH FUND PERFORMED?

The Fund has performed well over the last 12 months, producing a total return of 16.09% for Class A shares, based on net asset value per share on September 30, 1995. As we've stated before, one of the key benefits of the strategic investing concept is that it can lower overall risk through diversifying among three typically- uncorrelated fixed income markets--U.S. government issues, foreign fixed income securities and higher-yielding, lower-rated corporated bonds. And though high yield bonds are subject to greater risk that the issuer will default in its principal or interest payments, diversification helps to lower that risk.

WHY DID YOU SHIFT AWAY FROM THE U.S. INTO FOREIGN BONDS?

In the first half of the year, we did very will with a focus on the U.S. bond market.
     Once the Federal Reserve stopped raising interest rates, the U.S. market rallied substantially, growing into one of the strongest bull markets in years. And, while it took the world markets with it, these markets have lagged somewhat. So the move to foreign bonds was based on the better relative performance of the domestic market in the first half and our feeling that currently there are better opportunities abroad. Of course, foreign investments are always subject to adverse market changes as a result of currency fluctua-tions. But over time, the long-term returns should more than compensate for temporary risk, especially when these investments are part of a diversified portfolio.

WHICH FOREIGN MARKETS SEEM PARTICULARLY ATTRACTIVE?

We've ben adding to Australia, Canada and some emerging markets. The strengthen-ing dollar should benefit these markets, because a strong dollar provides the perception of stability necessary for attracting foreign investment. Securities in these markets and in Europe, where we've also been adding, look like better values in terms of price and yield that U.S. government bonds is the current market.

WHAT CHANGES HAVE YOU MADE RECENTLY WITHIN THE DOMESTIC PORTION OF THE FUND?

Within U.S. government securities, as debate materialized over the likelihood of another interest-rate cut and budget deficit reforms, we began to shorten maturities. Beyond that, we've increased our mortgage bond allocation. Mortgage-backed obligations became cheap over fears of increased prepayments in the unusually volatile markets of '94 and early '95, allowing us to buy low.
     Finally, we've reduced our allocation to corporate bonds somewhat. They've done extremely well for us, so we've taken profits and trimmed our position there.

WHAT CHANGES HAVE YOU MAKE IN THE STOCK PORTION OF THE PORTFOLIO?

 Recently, we've reduced our allocation to stocks somewhat, believing that bonds continue to offer better relative value in this market. We've taken profits in some of our holdings of large-cap exporters and technology stocks, the types of companies that led the past year's rally. When buying, we have focused on large, multinational companies with recognizable brands and worldwide earnings growth.(1)

WHAT'S YOUR OUTLOOK?

Basically, coming off of an extremely volatile period, we're expecting calmer markets going forward.

1.  The Fund's portfolio is subject to change.

4  Oppenheimer Strategic Income & Growth Fund

                    ---------------------------------------------
                    STATEMENT OF INVESTMENTS   September 30, 1995
                    ---------------------------------------------

                                                                                                       FACE             MARKET VALUE
                                                                                                       AMOUNT(1)        SEE NOTE 1
===================================================================================================================================
CERTIFICATES OF DEPOSIT--2.0%
-----------------------------------------------------------------------------------------------------------------------------------
                    Citibank CD, 29.50%, 12/22/95(2)HUF                                                $ 20,233,500     $   155,624
                    ---------------------------------------------------------------------------------------------------------------
                    First Boston Corp. CD:
                    10.40%, 10/12/95(2)(3)CZK                                                             7,806,300         296,030
                    12.50%, 12/21/95(2)(3)ARA                                                               300,000         300,038
                    ---------------------------------------------------------------------------------------------------------------
                    Indonesia (Republic of) Bank Negara CD, Zero Coupon, 6/17/96(2)IDR                  500,000,000         194,506
                    ---------------------------------------------------------------------------------------------------------------
                    Thai Military Bank Ltd. CD, 11%, 11/30/95(2)THB                                       7,500,000         299,042
                                                                                                                        -----------
                    Total Certificates of Deposit (Cost $1,254,896)                                                       1,245,240
===================================================================================================================================
MORTGAGE-BACKED OBLIGATIONS--6.9%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--4.8%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/         Federal Home Loan Mortgage Corp., Series 176, Cl. F, 8.95%, 3/15/20                     192,888         194,395
SPONSORED--2.4%     ---------------------------------------------------------------------------------------------------------------
                    Federal National Mortgage Assn.:
                    Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
                    Investment Conduit Pass-Through Certificates, 10.50%, 11/25/20                          315,000         372,783
                    Interest-Only Stripped Mtg.-Backed Security, Trust 257, Cl. 2, 10.26%, 2/25/24(4)     1,850,932         587,816
                    Collateralized Mtg. Obligations, Series 1994--83, Cl. Z, 7.50%, 6/25/24                 351,348         333,999
                                                                                                                        -----------
                                                                                                                          1,488,993
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED     Government National Mortgage Assn., 6%, 11/15/25                                      1,470,000       1,472,756
--2.4%
-----------------------------------------------------------------------------------------------------------------------------------
PRIVATE--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--1.0%    Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
                    Series 1991--M6, Cl. B4, 7.477%, 6/25/21(5)                                              79,623          78,554
                    Series 1992--CHF, Cl. D, 8.25%, 12/25/20                                                274,124         277,294
                    Series 1993--C1, Cl. D, 9.45%, 5/25/24                                                  252,980         265,629
                                                                                                                        -----------
                                                                                                                            621,477
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY--1.1%  Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
                    Series 1994--C2, Cl. E, 8%, 4/25/25                                                     480,461         436,619
                    Series 1994--C2, Cl. G, 8%, 4/25/25                                                     234,299         192,748
                                                                                                                        -----------
                                                                                                                            629,367
                                                                                                                        -----------
                    Total Mortgage-Backed Obligations (Cost $4,055,233)                                                   4,212,593
===================================================================================================================================
U.S. GOVERNMENT OBLIGATIONS--19.8%
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY--19.8%     U.S. Treasury Bonds:
                    11.50%, 11/15/95                                                                        900,000         906,750
                    11.625%, 11/15/02                                                                     7,600,000       9,991,620
                    8.125%, 8/15/19                                                                         292,000         342,826
                    ---------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Nts.:
                    5.125%, 11/15/95                                                                        230,000         229,928
                    9.375%, 4/15/96                                                                         568,000         579,182
                                                                                                                        -----------
                    Total U.S. Government Obligations (Cost $11,459,107)                                                 12,050,306

                    5  Oppenheimer Strategic Income & Growth Fund

                    --------------------------------------
                    STATEMENT OF INVESTMENTS   (Continued)
                    --------------------------------------

                                                                                                       FACE             MARKET VALUE
                                                                                                       AMOUNT(1)        SEE NOTE 1
===================================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--11.4%
-----------------------------------------------------------------------------------------------------------------------------------
                    Argentina (Republic of):
                    Bonds, Bonos del Tesoro, Series II, 5.906%, 9/1/97(5)                              $     23,000      $   21,934
                    Medium-Term Nts., 8%, 8/9/97NLG                                                         300,000         184,332
                    ---------------------------------------------------------------------------------------------------------------
                    Banco Nacional de Comercio Exterior SNC:
                    International Finance BV Gtd. Bonds, 10.875%, 6/23/97(3)(5)                             120,000         121,500
                    Zero Coupon, 12/5/95(3)                                                                 150,000         147,000
                    ---------------------------------------------------------------------------------------------------------------
                    Bonos de la Tesoreria de la Federacion, Zero Coupon, 8/15/96MXP                       1,655,940         196,555
                    ---------------------------------------------------------------------------------------------------------------
                    Brazil (Federal Republic of) Eligible Interest Bonds, 7.25%, 4/15/06(5)                 500,000         333,100
                    ---------------------------------------------------------------------------------------------------------------
                    Bulgaria (Republic of) Disc. Bonds, Tranche A, 6.75%, 7/28/24(5)                        750,000         381,525
                    ---------------------------------------------------------------------------------------------------------------
                    Canada (Government of) Bonds, Series H9, 12%, 3/1/05CAD                                 750,000         712,226
                    ---------------------------------------------------------------------------------------------------------------
                    Central Bank of Costa Rica Principal Bonds, Series A, 6.25%, 5/21/10                    300,000         168,000
                    ---------------------------------------------------------------------------------------------------------------
                    Denmark (Kingdom of) Bonds, 8%, 3/15/06DKK                                            1,900,000         341,293
                    ---------------------------------------------------------------------------------------------------------------
                    Ecuador (Republic of) Par Bonds, 3%, 2/28/25(5)                                       1,000,000         326,200
                    ---------------------------------------------------------------------------------------------------------------
                    Islamic (Republic of Pakistan) Debs., 11.50%, 12/22/99                                  300,000         308,625
                    ---------------------------------------------------------------------------------------------------------------
                    Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
                    12%, 5/1/02ITL                                                                      500,000,000         315,700
                    ---------------------------------------------------------------------------------------------------------------
                    Morocco (Kingdom of) Loan Participation Agreement,
                    Tranche A, 6.688%, 1/1/09(5)                                                            850,000         532,313
                    ---------------------------------------------------------------------------------------------------------------
                    New South Wales Treasury Corp. Gtd. Exch. Bonds, 12%, 12/1/01AUD                        410,000         361,923
                    ---------------------------------------------------------------------------------------------------------------
                    New Zealand (Republic of) Bonds:
                    10%, 7/15/97NZD                                                                         390,000         263,673
                    8%, 11/15/95NZD                                                                         400,000         262,921
                    ---------------------------------------------------------------------------------------------------------------
                    Norwegian Government Bonds, 5.75%, 11/30/04NOK                                          720,000         104,595
                    ---------------------------------------------------------------------------------------------------------------
                    Panama (Republic of) Debs., 7.25%, 5/10/02(5)                                           250,000         198,750
                    ---------------------------------------------------------------------------------------------------------------
                    Poland (Republic of) Disc. Bonds, 7.125%, 10/27/24(5)                                   500,000         386,250
                    ---------------------------------------------------------------------------------------------------------------
                    Queensland Treasury Corp. Gtd. Nts., 8%, 8/14/01AUD                                     480,000         356,126
                    ---------------------------------------------------------------------------------------------------------------
                    Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
                    10.25%, 11/30/98ESP                                                                  54,000,000         435,805
                    ---------------------------------------------------------------------------------------------------------------
                    United Kingdom Treasury Nts., 13%, 7/14/00GBP                                           182,000         348,450
                    ---------------------------------------------------------------------------------------------------------------
                    United Mexican States, Combined Facility 3,
                    Loan Participation Agreement, Tranche A, 6.75%, 9/20/97(5)(6)                           142,880         103,588
                                                                                                                         ----------
                    Total Foreign Government Obligations (Cost $6,744,272)                                                6,912,384
===================================================================================================================================
CORPORATE BONDS AND NOTES--26.8%
-----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--3.1%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.3%     NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                     200,000         212,000
-----------------------------------------------------------------------------------------------------------------------------------
METALS/MINING--0.4% Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                          100,000         108,750
                    ---------------------------------------------------------------------------------------------------------------
                    UCAR Global Enterprises, Inc., 12% Sr. Sub. Nts., 1/15/05                               100,000         114,000
                                                                                                                         ----------
                                                                                                                            222,750

                    6  Oppenheimer Strategic Income & Growth Fund

                                                                                                     FACE               MARKET VALUE
                                                                                                     AMOUNT(1)          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PAPER--1.5%         Gaylord Container Corp., 11.50% Sr. Nts., 5/15/01                                $      300,000      $  313,500
                    ---------------------------------------------------------------------------------------------------------------
                    PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/00                                       75,000          70,875
                    ---------------------------------------------------------------------------------------------------------------
                    Repap New Brunswick, Inc., 9.617% First Priority Sr. Sec. Nts., 7/15/00(5)              200,000         200,500
                    ---------------------------------------------------------------------------------------------------------------
                    Stone Consolidated Corp., 10.25% Sr. Sec. Nts., 12/15/00                                125,000         131,875
                    ---------------------------------------------------------------------------------------------------------------
                    Stone Container Corp., 10.75% First Mtg. Nts., 10/1/02                                  200,000         208,500
                                                                                                                         ----------
                                                                                                                            925,250
-----------------------------------------------------------------------------------------------------------------------------------
STEEL--0.9%         Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                      300,000         280,500
                    ---------------------------------------------------------------------------------------------------------------
                    Wheel-Pittsburgh Corp., 9.375% Sr. Nts., 11/15/03                                       250,000         230,625
                                                                                                                         ----------
                                                                                                                            511,125
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED--4.6%
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE--2.0%    AmeriSource Health Corp., 11.25% Sr. Debs., 7/15/05(7)                                  293,419         318,360
                    ---------------------------------------------------------------------------------------------------------------
                    Capstone Capital Corp., 10.50% Cv. Sub. Debs., 4/1/02                                   500,000         579,375
                    ---------------------------------------------------------------------------------------------------------------
                    Tenet Healthcare Corp., 10.125% Sr. Sub. Nts., 3/1/05                                   300,000         318,000
                                                                                                                         ----------
                                                                                                                          1,215,735
-----------------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING--0.2%  Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05(3)                             100,000          97,375
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE--0.5%       Gillett Holdings, Inc., 12.25% Sr. Sub. Nts., Series A, 6/30/02                         300,000         316,875
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--0.4%   Foodmaker, Inc., 9.75% Sr. Sub. Nts., 6/1/02                                            300,000         256,500
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL     Polymer Group, Inc., 12.75% Sr. Nts., 7/15/02(3)                                        300,000         310,500
--1.5%              ---------------------------------------------------------------------------------------------------------------
                    PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts., 10/23/96IDR                1,200,000,000         415,075
                    ---------------------------------------------------------------------------------------------------------------
                    Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                              200,000         198,000
                                                                                                                         ----------
                                                                                                                            923,575
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--0.6%        Triton Energy Corp., Zero Coupon Sr. Sub. Disc. Nts., 11/1/97                           400,000         342,500
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--1.2%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS     Banco Ganadero SA, Zero Coupon Nts., 7/1/96(3)                                          100,000          93,081
--0.2%              ----------------------------------------------------------------------------------------------------------------
                    Morgan Stanley Group, 14.25% Indian Rupee Indexed Nts., 6/26/96INR                    1,570,500          46,293
                                                                                                                         ----------
                                                                                                                            139,374
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED         Banco del Atlantico SA, 7.875% Eurobonds, 11/5/98                                       300,000         264,000
FINANCIAL--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.6%     Life Partners Group, Inc., 12.75% Sr. Sub. Nts., 7/15/02                                300,000         334,500
-----------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED--1.3%
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/REAL   Blue Bell Funding, Inc., 11.85% Extd. Sec. Nts., 5/1/99                                 398,000         419,890
ESTATE--1.3%        ---------------------------------------------------------------------------------------------------------------
                    Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(3)                         500,000         385,000
                                                                                                                         ----------
                                                                                                                            804,890

                    7  Oppenheimer Strategic Income & Growth Fund
                    --------------------------------------
                    STATEMENT OF INVESTMENTS   (Continued)
                    --------------------------------------

                                                                                                           FACE         MARKET VALUE
                                                                                                           AMOUNT(1)    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--0.8%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE--0.4%    Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                                         $300,000      $  262,500
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--0.4% Terex Corp., Units (each unit consists of $1,000 principal amount
                    of 13.75% sr. sec. nts., 5/15/02 and four common stock appreciation rights)(3)(8)       300,000         247,500
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--6.1%
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING--0.3%  New City Communications, Inc., 11.375% Sr. Sub. Nts., 11/1/03                           200,000         194,000
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION    Adelphia Communications Corp., 12.50% Sr. Nts., 5/15/02                                 300,000         302,250
--4.0%              ---------------------------------------------------------------------------------------------------------------
                    American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04(9)                        430,316         248,507
                    ---------------------------------------------------------------------------------------------------------------
                    Bell Cablemedia PLC, 0%/11.95% Sr. Disc. Nts., 7/15/04(9)                               500,000         337,500
                    ---------------------------------------------------------------------------------------------------------------
                    Cablevision Systems Corp., 9.875% Sr. Sub. Debs., 2/15/13                               250,000         261,250
                    ---------------------------------------------------------------------------------------------------------------
                    Continental Cablevision, Inc., 9.50% Sr. Debs., 8/1/13                                  400,000         417,000
                    ---------------------------------------------------------------------------------------------------------------
                    Echostar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04(9)                     200,000          93,000
                    ---------------------------------------------------------------------------------------------------------------
                    Time Warner, Inc., 9.125% Debs., 1/15/13                                                400,000         428,882
                    ---------------------------------------------------------------------------------------------------------------
                    TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                           300,000         338,682
                                                                                                                         ----------
                                                                                                                          2,427,071
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA   Panamsat LP/Panamsat Capital Corp., 0%/11.375% Sr. Sub. Disc. Nts., 8/1/03(9)           750,000         583,125
--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM  Imax Corp., 7% Sr. Nts., 3/1/01(10)                                                     320,000         305,600
--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING/         Bell & Howell Holdings Co., 0%/11.50% Sr. Disc. Debs., Series B, 3/1/05(9)              250,000         156,250
PRINTING--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL--0.3% EnviroSource, Inc., 9.75% Sr. Nts., 6/15/03                                             200,000         180,000
-----------------------------------------------------------------------------------------------------------------------------------
SERVICES--0.2%      Grupo Mexicano de Desarrollo SA, 8.25% Gtd. Nts., 2/17/01(3)                            300,000         136,125
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL--2.2%
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                                     400,000         390,000
--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS--1.5%  Grand Union Co., 12% Sr. Nts., 9/1/04                                                   398,000         384,070
                    ---------------------------------------------------------------------------------------------------------------
                    Kash 'N Karry Food Stores, Inc., 11.50% Sr. Nts., 2/1/03(7)                             533,800         529,797
                                                                                                                         ----------
                                                                                                                            913,867
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.2%
-----------------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.5%     Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc. Nts.,
                    Series B, 12/15/03(9)                                                                   500,000         317,500
-----------------------------------------------------------------------------------------------------------------------------------
SHIPPING--0.7%      Sea Containers Ltd., 12.50% Sr. Sub. Debs., Series A, 12/1/04                           400,000         442,000
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.2%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES  California Energy Co., 0%/10.25% Sr. Disc. Nts., 1/15/04(9)                             450,000         403,815
--2.4%              ---------------------------------------------------------------------------------------------------------------
                    El Paso Electric Co., 10.375% Lease Obligation Bonds, Series 1986A, 1/2/11(11)          400,000         255,445
                    ---------------------------------------------------------------------------------------------------------------
                    First PV Funding Corp., 10.15% Lease Obligation Bonds, Series 1986B, 1/15/16            300,000         311,791
                    ---------------------------------------------------------------------------------------------------------------
                    Subic Power Corp.:
                    9.50% Sr. Sec. Nts., 12/28/08                                                           465,500         435,824
                    9.50% Sr. Sec. Nts., 12/28/08(3)                                                         93,103          81,116
                                                                                                                         ----------
                                                                                                                          1,487,991

                    8  Oppenheimer Strategic Income & Growth Fund

                                                                                                           FACE         MARKET VALUE
                                                                                                           AMOUNT(1)    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS  Call-Net Enterprises, Inc., 0%/13.25% Sr. Disc. Nts., 12/1/04(9)                       $200,000     $   129,750
--2.8%              ---------------------------------------------------------------------------------------------------------------
                    Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04(3)(9)                                    400,000         290,132
                    ---------------------------------------------------------------------------------------------------------------
                    Comcast Cellular Corp., Zero Coupon Nts., Series B, 3/5/00                              250,000         191,250
                    ---------------------------------------------------------------------------------------------------------------
                    In Flight Phone Corp., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., series A, 5/15/02 and one warrant
                    to purchase one share of common stock)(3)(8)(9)                                         300,000         120,000
                    ---------------------------------------------------------------------------------------------------------------
                    MFS Communications, Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04(9)                          700,000         532,000
                    ---------------------------------------------------------------------------------------------------------------
                    PriCellular Wireless Corp., 0%/14% Sr. Sub. Disc. Nts., 11/15/01(9)                     500,000         415,000
                                                                                                                        -----------
                                                                                                                          1,678,132
                                                                                                                        -----------
                    Total Corporate Bonds and Notes (Cost $16,182,750)                                                   16,288,110
                                                                                                           SHARES
===================================================================================================================================
COMMON STOCKS--30.7%
-----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%     Morton International, Inc.                                                               20,000         620,000
                    ---------------------------------------------------------------------------------------------------------------
                    Union Carbide Corp.                                                                      20,000         795,000
                                                                                                                        -----------
                                                                                                                          1,415,000
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS--0.0%    Equitable Bag, Inc.(12)                                                                   1,861           4,653
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--0.2%
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--0.2%      Stryker Corp.                                                                             3,000         139,875
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED--11.4%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/     Coca-Cola Co. (The)                                                                      16,000       1,104,000
TOBACCO--5.6%       ---------------------------------------------------------------------------------------------------------------
                    PepsiCo, Inc.                                                                            13,000         663,000
                    ---------------------------------------------------------------------------------------------------------------
                    Philip Morris Cos., Inc.                                                                  8,000         668,000
                    ---------------------------------------------------------------------------------------------------------------
                    UST, Inc.                                                                                33,000         944,625
                                                                                                                        -----------
                                                                                                                          3,379,625
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE--4.5%    Medtronic, Inc.                                                                          16,000         860,000
                    ---------------------------------------------------------------------------------------------------------------
                    Pfizer, Inc.                                                                             18,000         960,750
                    ---------------------------------------------------------------------------------------------------------------
                    Schering-Plough Corp.                                                                    18,000         927,000
                                                                                                                        -----------
                                                                                                                          2,747,750
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--1.3%   McDonald's Corp.                                                                         20,000         765,000
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--3.8%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS     NationsBank Corp.                                                                        12,000         807,000
--2.6%              ---------------------------------------------------------------------------------------------------------------
                    SunTrust Banks, Inc.                                                                     12,000         793,500
                                                                                                                        -----------
                                                                                                                          1,600,500
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED
FINANCIAL--1.2%     Federal National Mortgage Assn.                                                           7,000         724,500
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--4.6%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/          Automatic Data Processing, Inc.                                                          11,000         749,375
ELECTRONICS/        ---------------------------------------------------------------------------------------------------------------
COMPUTERS--4.6%     Microsoft Corp.(12)                                                                      12,000       1,086,000
                    ---------------------------------------------------------------------------------------------------------------
                    Texas Instruments, Inc.                                                                  12,000         958,500
                                                                                                                        -----------
                                                                                                                          2,793,875

                    9  Oppenheimer Strategic Income & Growth Fund
                    --------------------------------------
                    STATEMENT OF INVESTMENTS   (Continued)
                    --------------------------------------

                                                                                                                        MARKET VALUE
                                                                                                           SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT
/FILM--1.1%         Walt Disney Co.                                                                          12,000     $   688,500
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS
--1.1%              Goodyear Tire & Rubber Co.                                                               17,000         669,375
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--6.1%
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE
--1.6%              Compaq Computer Corp.(12)                                                                20,000         967,500
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE
--1.5%              Oracle Corp.(12)                                                                         24,000         921,000
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS--3.0%   Hewlett-Packard Co.                                                                      14,000       1,167,250
                    ---------------------------------------------------------------------------------------------------------------
                    Intel Corp.                                                                              11,000         661,375
                                                                                                                        -----------
                                                                                                                          1,828,625
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS
--0.1%              Celcaribe SA(3)(12)                                                                      65,040          61,868
-----------------------------------------------------------------------------------------------------------------------------------
                    Total Common Stocks (Cost $13,157,676)  18,707,646
===================================================================================================================================
PREFERRED STOCKS--1.4%
-----------------------------------------------------------------------------------------------------------------------------------
                    First Nationwide Bank, 11.50% Non-Cum.                                                    2,500         277,500
                    ---------------------------------------------------------------------------------------------------------------
                    Kaiser Aluminum Corp., 8.255% Provisionally
                    Redeemable Income Debt Exchangeable for Stock                                             4,400          59,950
                    ---------------------------------------------------------------------------------------------------------------
                    Prime Retail, Inc., $19.00 Cv., Series B                                                 12,000         222,000
                    ---------------------------------------------------------------------------------------------------------------
                    Unisys Corp., $3.75 Cv., Series A                                                         7,000         262,500
                                                                                                                        -----------
                    Total Preferred Stocks (Cost $840,289)                                                                  821,950
                                                                                                           UNITS
===================================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                    American Telecasting, Inc. Wts., Exp. 6/99                                                2,000           5,500
                    ---------------------------------------------------------------------------------------------------------------
                    Echostar Communications Corp. Wts., Exp. 6/04                                             1,200          13,200
                                                                                                                        -----------
                    Total Rights, Warrants and Certificates (Cost $0)                                                        18,700
                                                                                                           FACE
                                                                                                           AMOUNT(1)
===================================================================================================================================
STRUCTURED INSTRUMENTS--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                    Bayerische Landesbank, N.Y. Branch, 10% CD Linked Nts.,
                    10/30/95 (indexed to the mid-market yield of the Japanese Government
                    Bond, Series 174, 4.60%, 9/20/04, multiplied by 14)(6)                                 $210,000         187,005
                    ---------------------------------------------------------------------------------------------------------------
                    Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.,
                    12/14/95 (indexed to the Nota Do Tesouro Nacional, Zero Coupon, 12/13/95)               150,000         146,109
                                                                                                                        -----------
                    Total Structured Instruments (Cost $356,110)                                                            333,114

                    10  Oppenheimer Strategic Income & Growth Fund

                                                                                                         FACE           MARKET VALUE
                                                                                                         AMOUNT(1)      SEE NOTE 1
===================================================================================================================================
REPURCHASE AGREEMENTS--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
                    Repurchase agreement with First Chicago Capital Markets, 6.35%, dated
                    9/29/95, to be repurchased at $1,400,741 on 10/2/95, collateralized by U.S.
                    Treasury Nts., 4.25%--8.75%, 11/30/95--8/15/00, with a value of $954,496,
                    U.S. Treasury Bills maturing 12/28/95--3/28/96, with a value of $216,699, and U.S. Treasury Bonds, 8.50%--13.25%, 5/15/14--2/15/20, with a value of
                    $259,470 (Cost $1,400,000)                                                           $1,400,000      $1,400,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (Cost $55,450,333)                                                                101.9%     61,990,043
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                          (1.9)     (1,127,545)
                                                                                                              ------    -----------
NET ASSETS                                                                                                    100.0%    $60,862,498
                                                                                                              ------    -----------
                                                                                                              ------    -----------

1. Face amount is reported in local currency. Foreign currency abbreviations are as follows:
ARA     --      Argentine Austral        IDR    --      Indonesian Rupiah
AUD     --      Australian Dollar        INR    --      Indian Rupee
CAD     --      Canadian Dollar          ITL    --      Italian Lira
CZK     --      Czech Koruna             MXP    --      Mexican Peso
DKK     --      Danish Krone             NLG    --      Netherlands Guilder
ESP     --      Spanish Peseta           NOK    --      Norwegian Krone
GBP     --      British Pound Sterling   NZD    --      New Zealand Dollar
HUF     --      Hungarian Forints        THB    --      Thai Baht
2. Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
3. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to
$2,687,265 or 4.42% of the Fund's net assets, at September 30, 1995.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated.
The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities
(for example, GNMA pass-throughs).  Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable rate security.
6. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
7. Interest or dividend is paid in kind.
8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future.
9. Represents a zero coupon bond that converts to a fixed rate of interest at a designated future date.
10. Represents the current interest rate for an increasing rate security.
11. Partial interest payment received.
12. Non-income producing security.
See accompanying Notes to Financial Statements.

                    11  Oppenheimer Strategic Income & Growth Fund

--------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES   September 30, 1995
--------------------------------------------------------

===================================================================================================================================
ASSETS              Investments, at value (cost $55,450,333)--see accompanying statement                                $61,990,043
                    ---------------------------------------------------------------------------------------------------------------
                    Cash                                                                                                    227,630
                    ---------------------------------------------------------------------------------------------------------------
                    Receivables:
                    Interest and principal paydowns                                                                       1,072,390
                    Shares of beneficial interest sold                                                                       86,725
                    ---------------------------------------------------------------------------------------------------------------
                    Deferred organization costs                                                                               6,098
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                     3,446
                                                                                                                        -----------
                    Total assets                                                                                         63,386,332
===================================================================================================================================
LIABILITIES         Unrealized depreciation on forward foreign currency exchange contracts--Note 5                            2,860
                    ---------------------------------------------------------------------------------------------------------------
                    Payables and other liabilities:
                    Investments purchased                                                                                 1,997,268
                    Dividends                                                                                               252,465
                    Shares of beneficial interest redeemed                                                                  166,362
                    Distribution and service plan fees--Note 6                                                               37,928
                    Transfer and shareholder servicing agent fees                                                             7,206
                    Other                                                                                                    59,745
                                                                                                                        -----------
                    Total liabilities                                                                                     2,523,834
===================================================================================================================================
NET ASSETS                                                                                                              $60,862,498
                                                                                                                        -----------
                                                                                                                        -----------
===================================================================================================================================
COMPOSITION OF      Paid-in capital                                                                                     $57,121,591
NET ASSETS          ---------------------------------------------------------------------------------------------------------------
                    Overdistributed net investment income                                                                  (129,448)
                    ---------------------------------------------------------------------------------------------------------------
                    Accumulated net realized loss from investments, written options and foreign
                    currency transactions                                                                                (2,667,616)
                    ---------------------------------------------------------------------------------------------------------------
                    Net unrealized appreciation on investments and translation of assets and
                    liabilities denominated in foreign currencies                                                         6,537,971
                                                                                                                        -----------
                    Net assets                                                                                          $60,862,498
                                                                                                                        -----------
                                                                                                                        -----------
===================================================================================================================================
NET ASSET VALUE     Class A Shares:
PER SHARE           Net asset value and redemption price per share (based on net assets of $40,977,136
                    and 7,643,377 shares of beneficial interest outstanding)                                                  $5.36
                    Maximum offering price per share (net asset value plus sales charge of 4.75%
                    of offering price)                                                                                        $5.63
                    ---------------------------------------------------------------------------------------------------------------
                    Class B Shares:
                    Net asset value, redemption price and offering price per share (based on net assets
                    of $19,885,362 and 3,714,937 shares of beneficial interest outstanding)                                   $5.35
                    See accompanying Notes to Financial Statements.

                    12  Oppenheimer Strategic Income & Growth Fund

                    ---------------------------------------------------------------
                    STATEMENT OF OPERATIONS   For the Year Ended September 30, 1995
                    ---------------------------------------------------------------
===================================================================================================================================
INVESTMENT INCOME   Interest (net of foreign withholding taxes of $2,000)                                                $4,037,373
                    ---------------------------------------------------------------------------------------------------------------
                    Dividends                                                                                               447,310
                                                                                                                         ----------
                    Total income                                                                                          4,484,683
===================================================================================================================================
EXPENSES            Management fees--Note 6                                                                                 435,819
                    ---------------------------------------------------------------------------------------------------------------
                    Distribution and service plan fees--Note 6:
                    Class A                                                                                                  99,809
                    Class B                                                                                                 172,898
                    ---------------------------------------------------------------------------------------------------------------
                    Shareholder reports                                                                                      69,618
                    ---------------------------------------------------------------------------------------------------------------
                    Transfer and shareholder servicing agent fees--Note 6                                                    59,846
                    ---------------------------------------------------------------------------------------------------------------
                    Custodian fees and expenses                                                                              31,455
                    ---------------------------------------------------------------------------------------------------------------
                    Legal and auditing fees                                                                                  12,105
                    ---------------------------------------------------------------------------------------------------------------
                    Trustees' fees and expenses                                                                               2,138
                    ---------------------------------------------------------------------------------------------------------------
                    Registration and filing fees:
                    Class B                                                                                                     684
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                    29,962
                                                                                                                         ----------
                    Total expenses                                                                                          914,334
===================================================================================================================================
NET INVESTMENT INCOME                                                                                                     3,570,349
===================================================================================================================================
REALIZED AND        Net realized gain (loss) from:
UNREALIZED          Investments and options written (including premiums on options exercised)                              (761,902)
GAIN (LOSS) ON      Closing and expiration of options written--Note 4                                                       (55,532)
INVESTMENTS,        Foreign currency transactions                                                                          (834,452)
OPTIONS WRITTEN     Closing of futures contracts                                                                              9,624
AND FOREIGN                                                                                                              ----------
CURRENCY            Net realized loss                                                                                    (1,642,262)
TRANSACTIONS        ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on:
                    Investments and options written                                                                       6,678,431
                    Translation of assets and liabilities denominated in foreign currencies                                 (12,037)
                                                                                                                         ----------
                    Net change                                                                                            6,666,394
                                                                                                                         ----------
                    Net realized and unrealized gain on investments, options written and
                    foreign currency transactions                                                                         5,024,132
===================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $8,594,481
                                                                                                                         ----------
                                                                                                                         ----------
                    See accompanying Notes to Financial Statements.

                    13  Oppenheimer Strategic Income & Growth Fund

                    -----------------------------------
                    STATEMENTS OF CHANGES IN NET ASSETS
                    -----------------------------------

                                                                                                         YEAR ENDED SEPTEMBER 30,
                                                                                                         1995           1994
===================================================================================================================================
OPERATIONS          Net investment income                                                                $ 3,570,349    $ 2,781,748
                    ---------------------------------------------------------------------------------------------------------------
                    Net realized loss on investments, options written and foreign
                    currency transactions                                                                 (1,642,262)      (891,333)
                    ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on investments, options written and translation of assets and liabilities denominated in
                    foreign currencies                                                                     6,666,394     (2,128,001)
                                                                                                         -----------    -----------
                    Net increase (decrease) in net assets resulting from operations                        8,594,481       (237,586)
===================================================================================================================================
DIVIDENDS AND       Dividends from net investment income:
DISTRIBUTIONS TO    Class A ($.3198 and $.209 per share, respectively)                                    (2,612,318)    (1,931,946)
SHAREHOLDERS        Class B ($.2821 and $.185 per share, respectively)                                      (977,840)      (722,244)
                    ---------------------------------------------------------------------------------------------------------------
                    Dividends in excess of net investment income:
                    Class A ($.011 per share)                                                                     --        (98,470)
                    Class B ($.011 per share)                                                                     --        (36,812)
                    ---------------------------------------------------------------------------------------------------------------
                    Distributions in excess of gain on investments, options written and foreign currency transactions:
                    Class A ($.097 per share)                                                                     --       (885,559)
                    Class B ($.097 per share)                                                                     --       (331,059)
===================================================================================================================================
BENEFICIAL INTEREST Net decrease in net assets resulting from Class A beneficial
TRANSACTIONS        interest transactions--Note 2                                                         (5,203,387)    (9,347,360)
                    ---------------------------------------------------------------------------------------------------------------
                    Net increase in net assets resulting from Class B beneficial interest
                    transactions--Note 2                                                                   2,275,946      4,699,403
===================================================================================================================================
NET ASSETS          Total increase (decrease)                                                              2,076,882     (8,891,633)
                    ---------------------------------------------------------------------------------------------------------------
                    Beginning of period                                                                   58,785,616     67,677,249
                                                                                                         -----------    -----------
                    End of period (including overdistributed net investment income
                    of $129,448 and $119,994, respectively)                                              $60,862,498    $58,785,616
                                                                                                         -----------    -----------
                                                                                                         -----------    -----------
                    See accompanying Notes to Financial Statements.

                    14  Oppenheimer Strategic Income & Growth Fund
                    --------------------
                    FINANCIAL HIGHLIGHTS
                    --------------------

                                             CLASS A                                          CLASS B
                                             -------                                          -------
                                             YEAR ENDED SEPTEMBER 30,                         YEAR ENDED SEPTEMBER 30,
                                                 1995        1994        1993        1992(2)     1995        1994        1993(1)
=================================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning
of period                                       $4.92       $5.26       $5.03       $5.00       $4.91       $5.26       $5.10
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                             .32         .21         .22         .07(3)      .28         .19         .14
Net realized and unrealized gain
(loss) on investments, options written
and foreign currency transactions                 .44        (.23)        .22         .02         .44        (.25)        .16
                                              -------      ------     -------     -------     -------     -------     -------
Total income (loss) from
investment operations                             .76        (.02)        .44         .09         .72        (.06)        .30
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment
income                                           (.32)       (.21)       (.20)       (.06)       (.28)       (.18)       (.13)
Dividends in excess of
net investment income                              --        (.01)         --          --          --        (.01)         --
Distributions from net realized
gain on investments, options written
and foreign currency transactions                  --          --        (.01)         --          --          --        (.01)
Distributions in excess of net
realized gain on investments,
options written, and foreign
currency transactions                              --        (.10)         --          --          --        (.10)         --
                                              -------     -------     -------     -------     -------     -------     -------
Total dividends and
distributions to shareholders                    (.32)       (.32)       (.21)       (.06)       (.28)       (.29)       (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $5.36       $4.92       $5.26       $5.03       $5.35       $4.91       $5.26
                                              -------     -------     -------     -------     -------     -------     -------
                                              -------     -------     -------     -------     -------     -------     -------
=================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)             16.09%       (.23)%      8.84%       1.74%      15.26%      (1.17)%      5.86%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                $40,977     $42,733     $55,291     $48,397     $19,885     $16,053     $12,386
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $40,799     $48,360     $59,209     $30,264     $17,316     $14,986     $ 7,541
---------------------------------------------------------------------------------------------------------------------------------
Number of shares outstanding
at end of period (in thousands)                 7,643       8,683      10,513       9,628       3,715       3,267       2,357
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            6.37%       4.56%       4.33%       4.59%(5)    5.61%       3.86%       3.32%(5)
Expenses                                         1.35%       1.43%       1.36%       1.46%(3)(5) 2.10%       2.17%       2.21%(5)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                      114.0%       80.0%      122.4%       25.8%      114.0%       80.0%      122.4%

1. For the period from November 30, 1992 (inception of offering) to September 30, 1993.
2. For the period from June 1, 1992 (commencement of operations) to September 30, 1992.
3. Net investment income would have been $.07 per share absent the voluntary expense reimbursement, resulting in an expense ratio of 1.74%.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1995 were $63,565,976 and $66,250,712, respectively.
See accompanying Notes to Financial Statements.

15  Oppenheimer Strategic Income & Growth Fund

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
Oppenheimer Strategic Income & Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment advisor is Oppenheimer Management Corporation (the Manager). The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge. Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term ``non-money market'' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term ``money market type'' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid or asked price closest to the last reported sale price is used.
--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At September 30, 1995, securities with an aggregate market value of $255,445, representing .42% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At September 30, 1995, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $1,388,000 expiring in 2002 and 2003.
--------------------------------------------------------------------------------
ORGANIZATION COSTS. The Manager advanced $20,590 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Manager's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced to reimburse the Fund for any unamortized expenses, in the same ratio as the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.

16  Oppenheimer Strategic Income & Growth Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A and Class B shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.
        During the year ended September 30, 1995, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1995, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $10,355. Accumulated net realized loss on investments was increased by the same amount.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
================================================================================
2. SHARES OF
   BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                         YEAR ENDED SEPTEMBER 30, 1995             YEAR ENDED SEPTEMBER 30, 1994
                                                         -----------------------------             -----------------------------
                                                         SHARES             AMOUNT                 SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                                      1,075,489         $  5,403,694            1,797,523         $  9,177,865
Dividends and distributions reinvested                      452,310            2,248,812              535,980            2,757,772
Redeemed                                                 (2,567,818)         (12,855,893)          (4,163,212)         (21,282,997)
                                                         ----------         ------------           ----------         ------------
Net decrease                                             (1,040,019)        $ (5,203,387)          (1,829,709)        $ (9,347,360)
                                                         ----------         ------------           ----------         ------------
                                                         ----------         ------------           ----------         ------------
-----------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                                      1,180,146         $  5,932,623            1,752,588         $  8,784,884
Dividends and distributions reinvested                      162,515              808,194              100,839              724,590
Redeemed                                                   (894,830)          (4,464,871)            (943,022)          (4,810,071)
                                                         ----------         ------------           ----------         ------------
Net increase                                                447,831         $  2,275,946              910,405         $  4,699,403
                                                         ----------         ------------           ----------         ------------
                                                         ----------         ------------           ----------         ------------

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS
   AND OPTIONS WRITTEN
At September 30, 1995, net unrealized appreciation on investments and options written of $6,539,710 was composed of gross appreciation of $7,598,780 and gross depreciation of $1,059,070.
================================================================================
4. OPTION ACTIVITY
The Fund may buy and sell put and call options, or write covered put and call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
        The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
        Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

17  Oppenheimer Strategic Income & Growth Fund

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS   (Continued)
-------------------------------------------

================================================================================
4. OPTION ACTIVITY
   (CONTINUED)
In this report, securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
        The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 1995 was as follows:

                                                    CALL OPTIONS                     PUT OPTIONS
                                                    ------------                     -----------
                                                    NUMBER          AMOUNT           NUMBER          AMOUNT
                                                    OF OPTIONS      OF PREMIUMS      OF OPTIONS      OF PREMIUMS
----------------------------------------------------------------------------------------------------------------
Options outstanding at September 30, 1994            2,621,646      $33,236                --            $    --
----------------------------------------------------------------------------------------------------------------
Options written                                          3,064       25,062           136,986              1,416
----------------------------------------------------------------------------------------------------------------
Options canceled in closing transactions            (2,623,829)     (53,257)               --                 --
----------------------------------------------------------------------------------------------------------------
Options expired prior to exercise                         (287)      (1,152)         (136,986)            (1,416)
----------------------------------------------------------------------------------------------------------------
Options exercised                                         (594)      (3,889)               --                 --
                                                    ----------      -------          --------            -------
Options outstanding at September 30, 1995                   --      $    --                --            $    --
                                                    ----------      -------          --------            -------
                                                    ----------      -------          --------            -------

================================================================================
5. FORWARD CONTRACTS
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.
        The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on existing portfolio positions.
        Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.
        In this report, securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Gains and losses on outstanding contracts (unrealized appreciation or depreciation on forward contracts) are reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
        Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 1995 outstanding forward contracts to purchase and sell currencies were as follows:

                                                   CONTRACT
                                                   AMOUNT             VALUATION AS OF         UNREALIZED
CONTRACTS TO PURCHASE          EXPIRATION DATE     (000S)             SEPTEMBER 30, 1995      DEPRECIATION
----------------------------------------------------------------------------------------------------------
New Zealand Dollar (NZD)       10/10/95            133 NZD            $87,736                 $(1,064)
Contracts to Sell
----------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)        10/10/95            120 AUD            $90,596                 $(1,796)
                                                                                              -------
                                                                                              $(2,860)
                                                                                              -------
                                                                                              -------

================================================================================
6. MANAGEMENT FEES AND
   OTHER TRANSACTIONS
   WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of .75% on the first $200 million of average annual net assets, with a reduction of .03% on each $200 million thereafter to $800 million, .60% on the next $200 million and .50% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

18  Oppenheimer Strategic Income & Growth Fund

================================================================================
6. MANAGEMENT FEES AND
   OTHER TRANSACTIONS
   WITH AFFILIATES
   (CONTINUED)
For the year ended September 30, 1995, commissions (sales charges paid by investors) on sales of Class A shares totaled $126,096, of which $39,054 was retained by Oppenheimer Funds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B shares totaled $216,239, of which $15,007 was paid to an affiliated broker/ dealer. During the year ended September 30, 1995, OFDI received contingent deferred sales charges of $79,615 upon redemption of Class B shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
        Oppenheimer Shareholder Services (OSS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OSS's total costs of providing such services are allocated ratably to these companies.
        Under separate approved plans, each class may expend up to .25% of its net assets annually to reimburse OFDI for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. In addition, Class B shares are subject to an asset-based sales charge of .75% of net assets annually, to reimburse OFDI for sales commissions paid from its own resources at the time of sale and associated financing costs. In the event of termination or discontinuance of the Class B plan, the Board of Trustees may allow the Fund to continue payment of the asset-based sales charge to OFDI for distribution expenses incurred on Class B shares sold prior to termination or discontinuance of the plan. At September 30, 1995, OFDI had incurred unreimbursed expenses of $1,001,578. During the year ended September 30, 1995, OFDI paid $11,588 and $2,326, respectively, to an affiliated broker/ dealer as reimbursement for Class A and Class B personal service and maintenance expenses and retained $142,447 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs.
================================================================================
7. ILLIQUID AND RESTRICTED
   SECURITIES
At September 30, 1995, investments in securities included issues that are illiquid or restricted. The securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase) in illiquid and restricted securities. The aggregate value of these securities subject to this limitation at September 30, 1995 was $290,593, which represents .48% of the Fund's net assets. Information concerning these securities is as follows:

                                                                                                     VALUATION
                                                                                                     PER UNIT AS OF
SECURITY                                                         ACQUISITION DATE    COST PER UNIT   SEPT. 30, 1995
-------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank, N.Y. Branch, 10% CD Linked Nts.,
10/30/95 (indexed to the mid-market yield of the Japanese
Government Bond, Series 174, 4.60%, 9/20/04, multiplied by 14)    4/14/95             $100.00                $89.05
-------------------------------------------------------------------------------------------------------------------
United Mexican States, Combined Facility 3, Loan Participation
Agreement, Tranche A, 6.75%, 9/20/97                             10/25/94             $ 89.00                $72.50

Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
================================================================================
8. FUTURES CONTRACTS
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures.
        The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
        Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

19  Oppenheimer Strategic Income & Growth Fund

----------------------------
INDEPENDENT AUDITORS' REPORT
----------------------------
================================================================================
The Board of Trustees and Shareholders of Oppenheimer Strategic Income & Growth
Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Strategic Income & Growth Fund as of September 30, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended September 30, 1995 and 1994 and the financial highlights for the period June 1, 1992 (commencement of operations) to September 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
        In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Strategic Income & Growth Fund at September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Denver, Colorado
October 20, 1995


20  Oppenheimer Strategic Income & Growth Fund

--------------------------------------------
FEDERAL INCOME TAX INFORMATION   (Unaudited)
--------------------------------------------
================================================================================
In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1995. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
        Dividends paid by the Fund during the fiscal year ended September 30, 1995 which are not designated as capital gain distributions should be multiplied by 12.98% to arrive at the net amount eligible for the corporate dividend-received deduction.
        The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


21  Oppenheimer Strategic Income & Growth Fund

------------------------------------------
OPPENHEIMER STRATEGIC INCOME & GROWTH FUND
------------------------------------------

================================================================================
OFFICERS AND TRUSTEES    James C. Swain, Chairman and Chief Executive Officer
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee and President
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Ned M. Steel, Trustee
                         Robert C. Doll, Jr., Senior Vice President
                         Andrew J. Donohue, Vice President
                         David P. Negri, Vice President
                         Arthur P. Steinmetz, Vice President
                         George C. Bowen, Vice President, Secretary
                              and Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary
================================================================================
INVESTMENT ADVISOR       Oppenheimer Management Corporation
================================================================================
DISTRIBUTOR              Oppenheimer Funds Distributor, Inc.
================================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT          Oppenheimer Shareholder Services
================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES     The Bank of New York
================================================================================
INDEPENDENT AUDITORS     Deloitte & Touche LLP
================================================================================
LEGAL COUNSEL            Myer, Swanson, Adams & Wolf, P.C.

                         This is a copy of a report to shareholders of Oppen-heimer Strategic Income & Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppen-heimer Strategic Income & Growth Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer Funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                         22  Oppenheimer Strategic Income & Growth Fund

-----------------------
OPPENHEIMERFUNDS FAMILY
-----------------------

================================================================================
               OppenheimerFunds offers over 30 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.
                    When you invest with OppenheimerFunds, you can feel comfor-
               table knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed income investments--with over 2.8 million shareholder accounts and more than $38 billion under Oppenheimer's management and that of our affiliates.
                    At OppenheimerFunds, we don't charge a fee to exchange
               shares. And you can exchange shares easily by mail or by tele-phone.(1) For more information on Oppenheimer funds, please con-tact your financial advisor or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

================================================================================
STOCK FUNDS    Discovery Fund                     Global Fund
               Global Emerging Growth Fund        Oppenheimer Fund
               Target Fund                        Value Stock Fund
               Growth Fund                        Gold & Special Minerals Fund

================================================================================
STOCK & BOND   Main Street Income & Growth Fund   Equity Income Fund
FUNDS          Total Return Fund                  Asset Allocation Fund
               Global Growth & Income Fund        Strategic Income & Growth Fund

================================================================================
BOND FUNDS     High Yield Fund                    Bond Fund
               Champion Income Fund               U.S. Government Trust
               Strategic Income Fund              Limited-Term Government Fund
               International Bond Fund

================================================================================
TAX-EXEMPT     New York Tax-Exempt Fund(2)        New Jersey Tax-Exempt Fund(2)
FUNDS          California Tax-Exempt Fund(2)      Tax-Free Bond Fund
               Pennsylvania Tax-Exempt Fund(2)    Insured Tax-Exempt Fund
               Florida Tax-Exempt Fund(2)         Intermediate Tax-Exempt Fund

================================================================================
MONEY MARKET   Money Market Fund                  Cash Reserves
FUNDS

               1. Exchange privileges are subject to change or termination. Shares may be exchanged only to the same class of eligible funds.
               2.  Available only to investors in certain states.
               Oppenheimer funds are distributed by Oppenheimer Funds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
               -c-Copyright 1995 Oppenheimer Management Corporation. All rights reserved.


               23 Oppenheimer Strategic Incme & Growth Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-8 p.m. ET
Saturday 10 a.m.-2 p.m. ET
--------------
1-800-525-7048
--------------

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
--------------
1-800-852-8457
--------------

PHONELINK
24 hours a day, automated
information and transactions
--------------
1-800-533-3310
--------------

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
--------------
1-800-843-4461
--------------

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
--------------
1-800-835-3104
--------------

RA0275.001.0995 November 30, 1995
------------------------------------------------------------------------------

"HOW MAY I HELP YOU?"                [PHOTO]

                              Jennifer Leonard, Customer Service Representative Oppenheimer Shareholder Services

As an Oppenheimer funds shareholder, you have some privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.
     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.
     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.
     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.
     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer fund's transfer agent, Oppenheimer Shareholder Services, with their Award of Excellence in 1993.
     So call us today--we're here to help.
------------------------------------------------------------------------------
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